Stock-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2022
Share-Based Payment Arrangement [Abstract]
Stock Options Activity
Stock option awards outstanding as of September 30, 2022 and changes during the period ended September 30, 2022 were as follows:

	Shares under option (thousands)	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2022	3,848	$6.55	6.16	$27,796
Vested and expecting to vest at January 1, 2022	3,848	6.55	6.16	27,796
Exercisable at January 1, 2022	2,479	$6.31	4.85	$18,499
Exercised	(3)	6.75	—	—
Cancelled/forfeited	(38)	9.55	—	188
Expired	(1)	6.61	—	4
Outstanding at September 30, 2022	3,806	$6.52	5.39	$42,032
Vested and expecting to vest at September 30, 2022	3,806	6.52	5.39	42,032
Exercisable at September 30, 2022	2,918	$6.30	4.56	$32,874
Stock option awards outstanding as of December 31, 2021 and changes during the year ended December 31, 2021 were as follows:

	Shares under option (thousands)	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2021	4,283	$5.12	5.09	$2,582
Vested and expecting to vest at January 1, 2021	4,283	5.12	5.09	2,582
Exercisable at January 1, 2021	2,915	$5.02	3.47	$2,582
Granted	620	9.33	$—	—
Exercised	(721)	2.36	$—	1,741
Cancelled/forfeited/expired	(334)	2.50	$—	755
Outstanding at December 31, 2021	3,848	$6.55	6.16	$27,796
Vested and expecting to vest at December 31, 2021	3,848	6.55	6.16	27,796
Exercisable at December 31, 2021	2,479	$6.31	4.85	$18,499

Schedule Stock Options Valuation Assumptions
The following table summarizes the weighted-average assumptions applied in the Black-Scholes valuation of options for awards subject to expense recognition for the first time in the period, for the years ended December 31, 2021 and 2020:

	Year Ended December 31,
	2021	2020
Stock price	$9.33	$4.68
Exercise price	9.33	4.68
Expected term (years)	6.1	6.4
Expected volatility	98.0%	100.6%
Risk-free interest rate	1.09%	0.56%
Dividend yield	—%	—%

Restricted Stock Awards Activity
RSAs as of December 31, 2021 and changes during the year ended December 31, 2021 were as follows:

	Nonvested Shares (thousands)	Weighted Average Fair Value
Outstanding at January 1, 2021	325	$4.68
Granted	281	4.76
Forfeited	(26)	4.68
Outstanding at December 31, 2021	580	$4.72